Net Defined Benefit Liabilities (Assets) - Summary of Expected Maturity Analysis of Undiscounted Pension Benefits (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 3,556,910
Less than 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	257,315
Between 1-2 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	376,352
Between 2-5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	910,076
More than 5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 2,013,167